Financial Instruments - Summary of The Amounts Disclosed In The Table Are The Contractual Undiscounted Cash Flows (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Less than 1 year [Member]
Non-derivatives
Trade payables	$ 14,829	$ 34,136
Loans and financing	0	1,153
Lease liabilities	1,863	1,898
Accounts payable from acquisition of subsidiaries		299
Total non-derivatives	16,692	37,486
Between 1 and 2 years [Member]
Non-derivatives
Trade payables	0	372
Loans and financing	0	0
Lease liabilities	1,408	1,804
Accounts payable from acquisition of subsidiaries		0
Total non-derivatives	1,408	2,176
More than 2 years [Member]
Non-derivatives
Trade payables	0	208
Loans and financing	0	0
Lease liabilities	1,123	2,437
Accounts payable from acquisition of subsidiaries		0
Total non-derivatives	$ 1,123	$ 2,645